Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - JPY (¥) ¥ in Billions		3 Months Ended				6 Months Ended
		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022
Assets [Abstract]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues		Revenues		Revenues		Revenues
Liabilities [Abstract]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues		Revenues		Revenues		Revenues
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax		Other Comprehensive Income (Loss), Net of Tax		Other Comprehensive Income (Loss), Net of Tax		Other Comprehensive Income (Loss), Net of Tax
Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Beginning balance, Assets		¥ 900		¥ 909		¥ 868		¥ 792
Total gains (losses) recognized in net revenue, Assets	[1]	(4)		6		(7)		4
Total gains (losses) recognized in other comprehensive income, Assets		0		0		0		0
Purchases/ issues, Assets	[2]	380		146		536		331
Sales/ redemptions, Assets	[2]	(344)		(185)		(492)		(346)
Settlements, Assets		8		(18)		8		(5)
Foreign exchange movements, Assets		21		36		82		102
Transfers into Level 3, Assets	[3],[4]	88		42		94		104
Transfers out of Level 3, Assets	[4]	(35)		(8)		(75)		(54)
Ending balance, Assets		1,014		928		1,014		928
Liabilities [Abstract]
Beginning balance, Liabilities		483		534		565		580
Total gains (losses) recognized in net revenue, Liabilities	[1]	14		(3)		(1)		23
Total gains (losses) recognized in other comprehensive income, Liabilities		0		2		(2)		3
Purchases/ issues, Liabilities	[2]	97		50		182		168
Sales/ redemptions, Liabilities	[2]	(22)		(40)		(123)		(105)
Settlements, Liabilities
Foreign exchange movements, Liabilities		3		4		10		8
Transfers into Level 3, Liabilities	[3],[4]	45		21		55		54
Transfers out of Level 3, Liabilities	[4]	(20)		(77)		(120)		(186)
Ending balance, Liabilities		572		493		572		493
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		443		469		457		398
Total gains (losses) recognized in net revenue, Assets	[1]	3		1		3		(13)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	361		128		457		305
Sales/ redemptions, Assets	[2]	(318)		(164)		(433)		(293)
Settlements, Assets
Foreign exchange movements, Assets		9		20		36		49
Transfers into Level 3, Assets	[3],[4]	36		34		53		57
Transfers out of Level 3, Assets	[4]	(2)		(10)		(41)		(25)
Ending balance, Assets		532		478		532		478
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		5		19		4		14
Total gains (losses) recognized in net revenue, Assets	[1]	(1)		2		0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	22		1		22		7
Sales/ redemptions, Assets	[2]	0		(2)		(1)		(2)
Settlements, Assets
Foreign exchange movements, Assets		0		1		1		2
Transfers into Level 3, Assets	[3],[4]	2		1		2		1
Transfers out of Level 3, Assets	[4]	0		(6)		0		(6)
Ending balance, Assets		28		16		28		16
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		61		32		52		32
Total gains (losses) recognized in net revenue, Assets	[1]	3		3		8		2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	9		5		12		7
Sales/ redemptions, Assets	[2]	0		(1)		0		(2)
Settlements, Assets
Foreign exchange movements, Assets		0		0		1		0
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		73		39		73		39
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		0		2		2		2
Total gains (losses) recognized in net revenue, Assets	[1]			0				0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]	0		0		0		0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]					(2)
Ending balance, Assets		0		2		0		2
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		3		12		8		10
Total gains (losses) recognized in net revenue, Assets	[1]	0		0		1		2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1		2		3		7
Sales/ redemptions, Assets	[2]	(2)		(3)		(6)		(8)
Settlements, Assets
Foreign exchange movements, Assets		0		0		0		0
Transfers into Level 3, Assets	[3],[4]	0		0		0		0
Transfers out of Level 3, Assets	[4]	0		(1)		(4)		(1)
Ending balance, Assets		2		10		2		10
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		230		260		258		220
Total gains (losses) recognized in net revenue, Assets	[1]	2		(3)		(2)		(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	196		72		230		157
Sales/ redemptions, Assets	[2]	(209)		(98)		(263)		(168)
Settlements, Assets
Foreign exchange movements, Assets		5		11		20		27
Transfers into Level 3, Assets	[3],[4]	27		33		38		55
Transfers out of Level 3, Assets	[4]	(1)		(3)		(31)		(18)
Ending balance, Assets		250		272		250		272
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		0		7		0		7
Total gains (losses) recognized in net revenue, Assets	[1]	0		0		0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0				0		0
Sales/ redemptions, Assets	[2]	0		0		0		0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3],[4]			0				0
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		0		7		0		7
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		10		9		8		8
Total gains (losses) recognized in net revenue, Assets	[1]	0		0		0		(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0		0		2		0
Sales/ redemptions, Assets	[2]	0		(1)		0		(1)
Settlements, Assets
Foreign exchange movements, Assets		0		1		1		2
Transfers into Level 3, Assets	[3],[4]							1
Transfers out of Level 3, Assets	[4]	0				(1)
Ending balance, Assets		10		9		10		9
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		106		105		95		79
Total gains (losses) recognized in net revenue, Assets	[1]	0		(3)		(2)		(13)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	71		36		104		98
Sales/ redemptions, Assets	[2]	(39)		(41)		(67)		(75)
Settlements, Assets
Foreign exchange movements, Assets		3		6		11		14
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		141		103		141		103
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		26		23		28		26
Total gains (losses) recognized in net revenue, Assets	[1]	(1)		2		(2)		(2)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	32		12		52		29
Sales/ redemptions, Assets	[2]	(37)		(18)		(63)		(37)
Settlements, Assets
Foreign exchange movements, Assets		1		1		2		4
Transfers into Level 3, Assets	[3],[4]	7		0		13		0
Transfers out of Level 3, Assets	[4]	(1)				(3)
Ending balance, Assets		27		20		27		20
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		2		0		2		0
Total gains (losses) recognized in net revenue, Assets	[1]	0		0		0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	30		0		32		0
Sales/ redemptions, Assets	[2]	(31)		0		(33)		0
Settlements, Assets
Foreign exchange movements, Assets		0		0		0		0
Transfers into Level 3, Assets	[3],[4]			0				0
Transfers out of Level 3, Assets	[4]	0				0
Ending balance, Assets		1		0		1		0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets		2		26	[5]	6	[5]	10	[5]
Total gains (losses) recognized in net revenue, Assets		1		(2)	[1],[5]	(1)	[1],[5]	12	[1],[5]
Total gains (losses) recognized in other comprehensive income, Assets					[5]		[5]		[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets		0		(27)	[5]	(4)	[5]	(25)	[5]
Foreign exchange movements, Assets		0		(2)	[5]	1	[5]	(3)	[5]
Transfers into Level 3, Assets	[3],[4],[5]	1		(5)		2		(1)
Transfers out of Level 3, Assets	[4],[5]	2		5		2		2
Ending balance, Assets	[5]	6		(5)		6		(5)
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets		2		20	[5]	11	[5]	(11)	[5]
Total gains (losses) recognized in net revenue, Assets		(11)		20	[1],[5]	(8)	[1],[5]	22	[1],[5]
Total gains (losses) recognized in other comprehensive income, Assets					[5]		[5]		[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]	(1)		0		0		0
Settlements, Assets		3		0	[5]	12	[5]	17	[5]
Foreign exchange movements, Assets		0		(1)	[5]	0	[5]	0	[5]
Transfers into Level 3, Assets	[3],[4],[5]	0		(2)		(22)		11
Transfers out of Level 3, Assets	[4],[5]	(1)		(2)		(1)		(4)
Ending balance, Assets	[5]	(8)		35		(8)		35
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets		(39)		(30)	[5]	(32)	[5]	(33)	[5]
Total gains (losses) recognized in net revenue, Assets		(1)		(5)	[1],[5]	(4)	[1],[5]	12	[1],[5]
Total gains (losses) recognized in other comprehensive income, Assets					[5]		[5]		[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets		0		4	[5]	(2)	[5]	(6)	[5]
Foreign exchange movements, Assets		(1)		0	[5]	(3)	[5]	(4)	[5]
Transfers into Level 3, Assets	[3],[4],[5]	1		(2)		1		(2)
Transfers out of Level 3, Assets	[4],[5]	(2)		0		(2)		0
Ending balance, Assets	[5]	(42)		(33)		(42)		(33)
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets		14		18	[5]	19	[5]	10	[5]
Total gains (losses) recognized in net revenue, Assets		0		(1)	[1],[5]	(3)	[1],[5]	0	[1],[5]
Total gains (losses) recognized in other comprehensive income, Assets					[5]		[5]		[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets		5		5	[5]	2	[5]	9	[5]
Foreign exchange movements, Assets		0		0	[5]	2	[5]	2	[5]
Transfers into Level 3, Assets	[3],[4],[5]	0		0		(1)		0
Transfers out of Level 3, Assets	[4],[5]	0		(1)		0		0
Ending balance, Assets	[5]	19		21		19		21
Recurring [Member] | Level 3 [Member] | Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets		(21)		34	[5]	4	[5]	(24)	[5]
Total gains (losses) recognized in net revenue, Assets	[1]	(11)		12	[5]	(16)	[5]	46	[5]
Total gains (losses) recognized in other comprehensive income, Assets					[5]		[5]		[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]	(1)		0		0		0
Settlements, Assets		8		(18)	[5]	8	[5]	(5)	[5]
Foreign exchange movements, Assets		(1)		(3)	[5]	0	[5]	(5)	[5]
Transfers into Level 3, Assets	[3],[4],[5]	2		(9)		(20)		8
Transfers out of Level 3, Assets	[4],[5]	(1)		2		(1)		(2)
Ending balance, Assets	[5]	(25)		18		(25)		18
Recurring [Member] | Level 3 [Member] | Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		422		503		461		374
Total gains (losses) recognized in net revenue, Assets	[1]	(8)		13		(13)		33
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	361		128		457		305
Sales/ redemptions, Assets	[2]	(319)		(164)		(433)		(293)
Settlements, Assets		8		(18)		8		(5)
Foreign exchange movements, Assets		8		17		36		44
Transfers into Level 3, Assets	[3],[4]	38		25		33		65
Transfers out of Level 3, Assets	[4]	(3)		(8)		(42)		(27)
Ending balance, Assets		507		496		507		496
Recurring [Member] | Level 3 [Member] | Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		248		196		191		205
Total gains (losses) recognized in net revenue, Assets	[1]	4		3		9		5
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	19		18		74		25
Sales/ redemptions, Assets	[2]	(20)		(21)		(49)		(52)
Settlements, Assets
Foreign exchange movements, Assets		7		9		23		29
Transfers into Level 3, Assets	[3],[4]	30		16		41		36
Transfers out of Level 3, Assets	[4]	(32)				(33)		(27)
Ending balance, Assets		256		221		256		221
Recurring [Member] | Level 3 [Member] | Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		16		18		17		16
Total gains (losses) recognized in net revenue, Assets	[1]	0		0		0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]	(4)				(8)
Settlements, Assets
Foreign exchange movements, Assets		0		1		3		3
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		12		19		12		19
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets [Abstract]
Beginning balance, Assets		3		3		3
Total gains (losses) recognized in net revenue, Assets	[1]	0		0		0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]			0				0
Sales/ redemptions, Assets	[2]					0
Settlements, Assets
Foreign exchange movements, Assets		0		0		0		1
Transfers into Level 3, Assets	[3],[4]	20				20		2
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		23		3		23		3
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets [Abstract]
Beginning balance, Assets		211		189		196	[6]	197
Total gains (losses) recognized in net revenue, Assets	[1]	0		(10)		(3)		(34)
Total gains (losses) recognized in other comprehensive income, Assets		0		0		0		0
Purchases/ issues, Assets	[2]	0		0		5		1
Sales/ redemptions, Assets	[2]	(1)		0		(2)		(1)
Settlements, Assets
Foreign exchange movements, Assets		6		9		20		25
Transfers into Level 3, Assets	[3],[4]			1				1
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		216	[6]	189		216	[6]	189
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		8		6		4		3
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0		0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1		0		10		2
Sales/ redemptions, Liabilities	[2]	(4)		(3)		(10)		(5)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0		0		0
Transfers into Level 3, Liabilities	[3],[4]	2		2		4		5
Transfers out of Level 3, Liabilities	[4]	(2)		0		(3)		0
Ending balance, Liabilities		5		5		5		5
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		3		1		1		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0		(2)		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]					6		0
Sales/ redemptions, Liabilities	[2]	(2)		0		(8)		(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0		0		0
Transfers into Level 3, Liabilities	[3],[4]			0		0		2
Transfers out of Level 3, Liabilities	[4]	(1)				(1)
Ending balance, Liabilities		0		1		0		1
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Private equity and debt investments [Member]
Liabilities [Abstract]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]
Settlements, Liabilities
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0		0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]
Sales/ redemptions, Liabilities	[2]	0		0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0		0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		0		0		0		0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		5		5		3		3
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0		2		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1		0		4		1
Sales/ redemptions, Liabilities	[2]	(2)		(3)		(2)		(3)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0		0		0
Transfers into Level 3, Liabilities	[3],[4]	2		2		4		3
Transfers out of Level 3, Liabilities	[4]	(1)		0		(2)		0
Ending balance, Liabilities		5		4		5		4
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Liabilities [Abstract]
Beginning balance, Liabilities
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Sales/ redemptions, Liabilities	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities				0				0
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0				0		1
Sales/ redemptions, Liabilities	[2]			0				(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities								0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		0				0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]			0				0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]
Sales/ redemptions, Liabilities	[2]	0		0		0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0		0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		0		0		0		0
Recurring [Member] | Level 3 [Member] | Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		30		35		30		58
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		(2)		(1)		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0		0		0
Purchases/ issues, Liabilities	[2]	13		9		32		26
Sales/ redemptions, Liabilities	[2]	(3)		(10)		(15)		(16)
Settlements, Liabilities
Foreign exchange movements, Liabilities		1		0		1		0
Transfers into Level 3, Liabilities	[3],[4]	4		3		4		4
Transfers out of Level 3, Liabilities	[4]			(10)		(8)		(43)
Ending balance, Liabilities		45		29		45		29
Recurring [Member] | Level 3 [Member] | Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		22		25		17		8
Total gains (losses) recognized in net revenue, Liabilities	[1]	1		0		1		1
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0		0		0
Purchases/ issues, Liabilities	[2]	1		4		3		15
Sales/ redemptions, Liabilities	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	[3],[4]					3		7
Transfers out of Level 3, Liabilities	[4]	(6)		(8)		(6)		(8)
Ending balance, Liabilities		16		21		16		21
Recurring [Member] | Level 3 [Member] | Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		393		442		493		479
Total gains (losses) recognized in net revenue, Liabilities	[1]	13		0		(6)		13
Total gains (losses) recognized in other comprehensive income, Liabilities		0		2		(2)		3
Purchases/ issues, Liabilities	[2]	79		37		119		122
Sales/ redemptions, Liabilities	[2]	(15)		(22)		(96)		(77)
Settlements, Liabilities
Foreign exchange movements, Liabilities		1		2		7		3
Transfers into Level 3, Liabilities	[3],[4]	39		16		44		38
Transfers out of Level 3, Liabilities	[4]	(12)		(58)		(103)		(134)
Ending balance, Liabilities		472		415		472		415
Recurring [Member] | Level 3 [Member] | Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		30		26		21		32
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		(1)		5		9
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	3		0		18		3
Sales/ redemptions, Liabilities	[2]	0		(5)		(2)		(7)
Settlements, Liabilities
Foreign exchange movements, Liabilities		1		2		2		5
Transfers into Level 3, Liabilities	[3],[4]	0		0		0		0
Transfers out of Level 3, Liabilities	[4]			(1)		0		(1)
Ending balance, Liabilities		¥ 34		¥ 23		¥ 34		¥ 23

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity and debt investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the six and three months ended September 30, 2022 and 2023.
[4]	Transfers into Level 3 indicate certain valuation inputs of a financial instrument become unobservable or significant. Transfers out of Level 3 indicate certain valuation inputs of a financial instrument become observable or insignificant. See “Quantitative and qualitative information regarding significant unobservable valuation inputs” above for the valuation inputs of each financial instruments.
[5]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[6]	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.